Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings (Secured Borrowing by the Class of Collateral Pledged) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	¥ 29,717	¥ 26,800
Payables under securities lending transactions	1,097	843
Obligations to return securities received as collateral	6,826	6,582
Total	37,640	34,225
Japanese national government and Japanese government agency bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	7,486	7,754
Payables under securities lending transactions	359	104
Obligations to return securities received as collateral	4,199	4,022
Total	12,044	11,880
Foreign government and official institution bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14,116	13,914
Payables under securities lending transactions	11	17
Obligations to return securities received as collateral	1,017	738
Total	15,144	14,669
Corporate bonds
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	745	702
Payables under securities lending transactions	68	1
Obligations to return securities received as collateral	330	214
Total	1,143	917
Residential mortgage-backed securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	6,720	3,729
Payables under securities lending transactions	1	0
Obligations to return securities received as collateral	0	0
Total	6,721	3,729
Other debt securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	276	218
Payables under securities lending transactions	0	0
Obligations to return securities received as collateral	2	5
Total	278	223
Marketable equity securities
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	360	462
Payables under securities lending transactions	641	721
Obligations to return securities received as collateral	1,278	1,603
Total	2,279	2,786
Other
Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Line Items]
Payables under repurchase agreements	14	21
Payables under securities lending transactions	17	0
Obligations to return securities received as collateral	0	0
Total	¥ 31	¥ 21